CASH GENERATED FROM OPERATIONS (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from (used in) operating activities [abstract]
Profit for the year	R 1,281.4	R 1,123.8	R 1,439.9
Adjusted for:
Income tax	405.0	334.3	523.7
Depreciation	217.5	267.6	252.5
Movement in gold in process and finished inventories - Gold Bullion	(10.8)	(30.4)	25.6
Change in estimate of environmental rehabilitation recognised in profit or loss	(7.1)	(2.2)	(12.4)
Environmental rehabilitation payments to reduce the restoration liabilities	(1.3)	(3.3)	(5.8)
Share based payment expense	22.0	18.4	(28.3)
Gain on disposal of property, plant and equipment	(10.3)	(6.6)	(0.1)
Insurance claim received/(receivable)	31.7	(31.7)	0.0
Finance income	(334.3)	(225.8)	(216.2)
Finance expense	70.7	74.8	69.5
Other non-cash items	0.0	3.8	(2.5)
Operating cash flows before working capital changes	1,664.5	1,522.7	2,045.9
Changes in:	44.2	62.9	(194.9)
Trade and other receivables	19.9	25.7	6.9
Inventories	(13.6)	(18.9)	(44.7)
Payment made under protest	(12.6)	(15.2)	(8.1)
Trade and other payables and employee benefits	50.5	71.3	(149.0)
Cash generated from operations	R 1,708.7	R 1,585.6	R 1,851.0